OFFSETTING OF ASSETS AND LIABILITIES - Offsetting of Derivative Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, not subject to a master netting arrangement	$ 2,779	$ 3,119
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	2,779	3,119
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	806	865
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	22	4
Net Amount	1,951	2,250
Repurchase agreements
Gross Amounts of Recognized Liabilities	1,393	437
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Balance Sheet	1,393	437
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted	0	0
Net Amount	1,393	437
Total Liabilities
Gross Amounts of Recognized Liabilities	4,172	3,556
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Balance Sheet	4,172	3,556
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments	806	865
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted	22	4
Net Amount	3,344	2,687
Free-Standing derivatives
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, subject to a master netting arrangement	830	871
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	830	871
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, subject to master netting arrangement	806	865
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	22	4
Net Amount	2	2
Total derivatives, subject to a master netting arrangement or similar arrangement
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, subject to a master netting arrangement	830	871
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	830	871
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, subject to master netting arrangement	806	865
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	22	4
Net Amount	2	2
Embedded derivative - Modco reinsurance treaties
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, not subject to a master netting arrangement	280	389
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	280	389
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	0	0
Net Amount	280	389
Funds withheld derivative
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, not subject to a master netting arrangement	10	10
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	10	10
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	0	0
Net Amount	10	10
Embedded derivative - GLWB
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, not subject to a master netting arrangement	644	960
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	644	960
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	0	0
Net Amount	644	960
Embedded derivative - FIA
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, not subject to a master netting arrangement	659	633
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	659	633
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	0	0
Net Amount	659	633
Embedded derivative - IUL
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, not subject to a master netting arrangement	269	201
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	269	201
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	0	0
Net Amount	269	201
Embedded derivative - FIA
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, not subject to a master netting arrangement	87	55
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	87	55
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	0	0
Net Amount	87	55
Total derivatives, not subject to a master netting arrangement or similar arrangement
Offsetting of Derivative Liabilities:
Gross Amounts of Recognized Liabilities, not subject to a master netting arrangement	1,949	2,248
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position, Including not subject to master netting arrangement	1,949	2,248
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Posted, including not subject to master netting arrangement	0	0
Net Amount	$ 1,949	$ 2,248